Inventory (Details) - TEMPO AUTOMATION INC - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Raw materials	$ 2,060	$ 158	$ 111
Work in progress	856	721	57
Total inventory	$ 2,916	$ 879	$ 168